RELATED PARTY TRANSACTIONS - Significant Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Jan. 31, 2018
Beijing Huimoer Technology Co., Ltd
Related Party Transaction
Equity investment percentage			20.00%
Anyue School (Beijing) Education Technology Co., Ltd
Related Party Transaction
Equity investment percentage		19.00%
Chuanbang | Service fee payable | Minimum
Related Party Transaction
Cash collection service fees percentage	2.00%
Chuanbang | Service fee payable | Maximum
Related Party Transaction
Cash collection service fees percentage	20.00%